Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001697500
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	SOLARIS ENERGY INFRASTRUCTURE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38090
Entity Tax Identification Number	81-5223109
Entity Address, Address Line One	9651 Katy Freeway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(281)
Local Phone Number	501-3070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	SEI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false